Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) USDperPSU PSU	Mar. 31, 2023 USD ($) PSU	Dec. 31, 2022 USD ($) PSU	Jun. 30, 2022 USD ($) PSU	Mar. 31, 2022 USD ($) PSU	Dec. 31, 2021 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	387,050	388,330	444,620	453,900	638,680	513,510
PSU liability at Jun 30, 2023 | $	$ 13,241	$ 10,432	$ 21,239	$ 16,506	$ 35,172	$ 26,305
Grant Year 2021 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2024
Number outstanding | PSU	126,590
Estimated Value Per PSU at Maturity | USDperPSU	45.39
Anticipated performance factor at maturity	198.00%
Percent of vesting period complete	76.00%
PSU liability at Jun 30, 2023 | $	$ 8,692
Grant Year 2022 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2025
Number outstanding | PSU	125,100
Estimated Value Per PSU at Maturity | USDperPSU	44.8
Anticipated performance factor at maturity	163.00%
Percent of vesting period complete	43.00%
PSU liability at Jun 30, 2023 | $	$ 3,935
Grant Year 2023 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2026
Number outstanding | PSU	135,360
Estimated Value Per PSU at Maturity | USDperPSU	44.11
Anticipated performance factor at maturity	104.00%
Percent of vesting period complete	10.00%
PSU liability at Jun 30, 2023 | $	$ 614